Plant and equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Plant and equipment
Plant and equipment

December 31, 2016	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$139,844	$51,358	$88,486
Major component parts in use	115,111	66,905	48,206
Other equipment	29,729	16,232	13,497
Licensed motor vehicles	20,353	18,258	2,095
Office and computer equipment	9,769	9,112	657
Buildings	2,523	2,487	36
	317,329	164,352	152,977

Assets under capital lease
Heavy equipment	133,468	38,978	94,490
Other equipment	7,119	714	6,405
Licensed motor vehicles	3,373	805	2,568
Office and computer equipment	23	11	12
	143,983	40,508	103,475

Total plant and equipment	$461,312	$204,860	$256,452

December 31, 2015	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$144,754	$46,292	$98,462
Major component parts in use	117,042	61,464	55,578
Other equipment	39,727	19,580	20,147
Licensed motor vehicles	17,362	15,388	1,974
Office and computer equipment	9,743	8,643	1,100
Buildings	2,724	2,618	106
	331,352	153,985	177,367

Assets under capital lease
Heavy equipment	105,580	29,738	75,842
Other equipment	1,851	484	1,367
Licensed motor vehicles	8,344	4,186	4,158
Office and computer equipment	23	5	18
	115,798	34,413	81,385

Total plant and equipment	$447,150	$188,398	$258,752

During the year ended December 31, 2016, additions to plant and equipment included $23,490 of assets that were acquired by means of capital leases (2015 – $20,058). Depreciation of equipment under capital lease of $18,536 (2015 – $14,027) was included in depreciation expense in the current year.